Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [abstract]
Cost of sales to net realizable value	$ 15
Net realizable value		$ 420
Inventories pledged as security for Terms of Financial Commitment	$ 3,525	$ 4,496